GE Life & annuity Separate Account I

Financial Statements

For the six months ended June 30, 1999

(Unaudited)

GE LIFE & ANNUITY Separate Account I

Table of Contents

For the six months ended June 30, 1999

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                                                                          Page

Financial Statements:
(Unaudited)

    Statements of Assets and Liabilities..................................1
    Statements of Operations..............................................2
    Statements of Changes in Net Assets...................................3

Notes to Financial Statements.............................................4
(Unaudited)
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



GE LIFE & ANNUITY SEPARATE ACCOUNT I

Statements of Assets and Liabilities
As of June 30, 1999
(Unaudited)

==============================================================================================================================

                                                                                   GE Investments Funds, Inc.
                                                                  ------------------------------------------------------------
                                                                     S&P 500             Money             Total
                                                                       Index            Market            Return       Income
Assets                                                                  Fund              Fund              Fund         Fund
------------------------------------------------------------------------------------------------------------------------------
Investment in GE Investments Funds, Inc., at fair value (note 2):
      S&P 500 Index Fund (145,698 shares;
         cost - $2,419,271)                                       $   3,871,204                 -                 -            -
      Money Market Fund (114,406 shares;
        cost - $113,383)                                                      -           114,406                 -            -
      Total Return Fund (37,443 shares;
        cost - $492,519)                                                      -                 -           585,985            -
      Income Fund (98,213 shares;
        cost - $1,191,888)                                                    -                 -                 -    1,189,361
Receivable for units sold                                                    69                 -                 -            -
---------------------------------------------------------------------------------------------------------------------------------

 Total assets                                                     $   3,871,273           114,406           585,985    1,189,361
=================================================================================================================================

Liabilities
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Accrued expenses payable to affiliate (note 3)                            3,152             5,064             1,712        5,574
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Total liabilities                                                         3,152             5,064             1,712        5,574
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 Net assets                                                       $   3,868,121           109,342           584,273    1,183,787
=================================================================================================================================

Analysis of Net Assets
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For flexible premium variable life insurance policies             $   3,868,121           104,193           584,273       39,970
Attributable to GE Life and Annuity Assurance Company                         -             5,149                 -    1,143,817
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 Net assets                                                       $   3,868,121           109,342           584,273    1,183,787
=================================================================================================================================

Outstanding units                                                        37,165             5,351            11,607        3,796
=================================================================================================================================

 Net asset value per unit                                         $      104.08             19.47             50.34        10.53
=================================================================================================================================

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT I

Statements of Operations
For the six months ended June 30, 1999
(Unaudited)

===============================================================================================================================

                                                                                     GE Investments Funds, Inc.
                                                              -----------------------------------------------------------------
                                                              S&P 500              Money               Total
                                                                Index             Market              Return             Income
                                                                 Fund               Fund                Fund               Fund
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends from GE Investments
          Funds, Inc.                                      $        -              2,634                   -                  -
     Expenses - Mortality and expense risk
         charges (note 3)                                       9,539                270               1,501                106
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Net investment income (expense)                                (9,539)             2,364              (1,501)              (106)
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Net  realized and unrealized gain (loss) on investments:
     Net realized gain                                         58,173                 37               4,862                 28
     Unrealized appreciation (depreciation)
       on investments                                         361,982                (37)             32,854            (22,625)
--------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                           420,155                  -              37,716            (22,597)
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 Increase (decrease) in net assets from operations         $  410,616              2,364              36,215            (22,703)
================================================================================================================================

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT I

Statements of Changes in Net Assets
As of June 30, 1999
(Unaudited)

================================================================================================================================

                                                                             GE Investments Funds, Inc.
                                                           ---------------------------------------------------------------------
                                                             S&P 500                Money               Total
                                                               Index               Market              Return            Income
                                                                Fund                 Fund                Fund              Fund
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
    Net investment income (expense)                    $      (9,539)               2,364              (1,501)             (106)
    Net realized gain                                         58,173                   37               4,862                28
    Unrealized appreciation (depreciation)
      on investments                                         361,982                  (37)             32,854           (22,625)
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Increase (decrease) in net assets from operations            410,616                2,364              36,215           (22,703)
--------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                              66,820                  976              16,852             2,248
    Loan interest                                             (3,027)                (156)             (1,476)             (199)
    Transfers (to) from the general
      account of GE Life & Annuity:
        Surrenders                                           (67,217)                   -              (4,047)                -
        Loans                                                (14,285)                  78              (7,276)                -
        Cost of insurance (note 3)                           (71,942)              (3,573)            (19,131)           (1,801)
        Transfer gain (loss) and
           transfer fees (note 3)                              1,173                 (162)               (213)              110
    Interfund transfers                                          504                    -                 336              (840)
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(Decrease) in net assets from
    capital transactions                                     (87,974)              (2,837)            (14,955)             (482)
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Increase (decrease) in net assets                            322,642                 (473)             21,260           (23,185)

Net assets at beginning of year                            3,545,479              109,815             563,013         1,206,972
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Net assets at end of year                              $   3,868,121              109,342             584,273         1,183,787
================================================================================================================================

See accompanying notes to unaudited financial statements.

GE Life & Annuity Separate Account I

Notes to Financial Statements

June 30, 1999

(Unaudited)
--------------------------------------------------------------------------------

(1)    Description of Entity

       GE Life & Annuity Separate Account I (the Account) is a separate investment account established in 1984 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life & Annuity prior to December 31, 1988. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. The remaining portion is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Company and GE Financial Assurance Holdings, Inc. are indirect, wholly-owned subsidiaries of General Electric Capital Corporation ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation. Prior to April 1, 1996, GE Life & Annuity was an indirect wholly-owned subsidiary of Aon Corporation.


(2)    Summary of Significant Accounting Policies

       (a)    Investments

              Investments are stated at fair value which is based on the underlying net asset value per share of the respective funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

              The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the six months ended June 30, 1999 were:

                                          Cost of Shares           Proceeds From
              Fund                              Acquired             Shares Sold
              ------------------------------------------------------------------

              GE Investments Funds, Inc.:
                S&P 500 Index                  $  76,547              $  174,812
                Money Market                       3,746                   4,077
                Total Return                      18,848                  35,321
                Income                             2,366                   3,072
              ==================================================================

                                       4
                                                                     (Continued)

GE Life & Annuity Separate Account I

Notes to Financial Statements

June 30, 1999

(Unaudited)
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          (b) Capital Transactions

              The increase (decrease) in outstanding units from capital transactions for the six months ended June 30, 1999 is as follows:


                                                                  GE Investments Funds, Inc.
                                                         -------------------------------------------
                                                           S&P 500     Money       Total
                                                             Index    Market      Return      Income
                                                              Fund      Fund        Fund        Fund
              --------------------------------------------------------------------------------------
              Units outstanding at December 31, 1998        38,078     5,492      11,911       3,850

              From capital transactions:
                 Net premiums                                  684        51         346         205
                 Loan Interest                                 (31)       (8)        (30)        (18)
                 Transfers (to) from the
                 general acct. of GE Life & Annuity:
                  Surrenders                                  (688)      -           (83)        -
                  Loans                                       (146)        4        (150)        -
                  Cost of insurance                           (737)     (188)       (394)       (164)
                 Interfund transfers                             5       -             7         (77)
              --------------------------------------------------------------------------------------
              Net increase (decrease) in units resulting
                 from capital transactions                    (913)     (141)       (304)        (54)
              --------------------------------------------------------------------------------------
              Units outstanding at June 30, 1999            37,165     5,351      11,607       3,796
              ======================================================================================


       (c)    Federal Income Taxes

              The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

       (d)    Use of Estimates

              Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.


(3)    Related Party Transactions

       Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions retained as compensation for certain distribution expenses and premium taxes. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender is made to compensate GE Life & Annuity for the costs incurred in connection with accomplishing the surrender.

                                       5
                                                                     (Continued)

GE Life & Annuity Separate Account I

Notes to Financial Statements

June 30, 1999

(Unaudited)
--------------------------------------------------------------------------------



       A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance and any benefits added by rider. In addition, GE Life & Annuity charges the Account for the mortality and expense (M&E) risk that GE Life & Annuity assumes. This M&E charge is deducted daily at an effective annual rate of .50% of the net assets of the Account.

       GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

       Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity.

       GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .10% for the Money Market Fund and .50% for the Total Return and Income Funds. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

       Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

                                       6